Long-Term Debt - Euro-denominated Term Loans- Additional Information (Details) $ in Thousands, € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 vessel	Jun. 30, 2020 subsidiary	Jun. 30, 2020 credit_facility	Jun. 30, 2020 term_loan	Jun. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt Instrument [Line Items]
Number of Term Loans | term_loan								5
Carrying amount of debt | $	$ 1,569,304		$ 1,569,304							$ 1,842,546
Foreign currency exchange loss (notes 8 and 11) | $	(11,624)	$ (7,243)	$ (6,885)	$ (7,974)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Euro-denominated Term Loans
Debt Instrument [Line Items]
Number of Term Loans | term_loan								2
Carrying amount of debt	$ 153,200		$ 153,200						€ 136.4	$ 165,376	€ 147.5
Number Of Vessels | vessel					2
Euro-denominated Term Loans | EURIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.60%
Euro-denominated Term Loans | EURIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			1.95%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios [Member]
Debt Instrument [Line Items]
Number of Term Loans							3	1
Number of subsidiaries that guaranteed the term loans | subsidiary						1